Borrowings (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jul. 25, 2011	Dec. 31, 2011	Dec. 31, 2012 Loan Facility HSH Nordbank and Commerzbank A.G.	Dec. 31, 2012 Revolver Facility HSH Nordbank and Commerzbank A.G.	Dec. 31, 2012 Commerzbank A.G.	Dec. 31, 2012 Dekabank Deutsche Girozentrale	Dec. 31, 2012 Loan Facility Emporiki Bank ($130,000)	Dec. 31, 2012 Loan Facility Emporiki Bank ($75,000)	Dec. 31, 2012 Loan Facility Emporiki Bank ($40,000)	Dec. 31, 2012 Loan Facility Emporiki Bank ($23,000)	Dec. 31, 2012 Loan Facility Emporiki Bank ($23,000)	Dec. 31, 2012 DNB NOR Bank ($40,000)	Dec. 31, 2012 DNB NOR Bank ($66,500)	Dec. 31, 2012 Loan Facility DVB Bank SE ($42,000)	Dec. 31, 2012 Loan facility Cyprus Popular Bank Public Co. Ltd Bank	Dec. 31, 2012 Unsecured bond	Dec. 31, 2012 Senior notes	Dec. 31, 2012 Ship mortgage notes	Dec. 31, 2012 Senior Notes due 2014	Dec. 31, 2012 Navios Logistics Senior Notes	Dec. 31, 2012 Navios Logistics Cyprus Popular Bank Public Co Ltd Facility	Dec. 31, 2012 Navios Logistics Other Indebtedness
Borrowings [Abstact]
Navios Logistics acquisition of noncontrolling interest (including transaction expenses) (Note 23)	$ 8,638	$ (8,638)
Navios Logistics - acquisition of noncntrolling interest, net of transaction expenses	8,500
Indebtedness repaid upon acquisition of Navios Logistics noncontrolling interest in joint ventures	53,155
Debt Instrument [Line Items]
Issuance date/Date of agreement			Feb. 01, 2007		Jun. 01, 2009	Feb. 01, 2009	Dec. 01, 2007	Aug. 01, 2009	Sep. 01, 2010	Aug. 01, 2011	Dec. 01, 2011	Aug. 01, 2010	Jun. 01, 2008	Mar. 23, 2012	Mar. 01, 2009	Jul. 01, 2009	Jan. 28, 2011	Nov. 01, 2009	Dec. 01, 2006	Apr. 12, 2011	Mar. 20, 2012	Oct. 29, 2009
Initial Facility Amount			280,000	120,000	240,000	120,000	154,000	75,000	40,000	23,000	23,000	40,000	133,000	42,000	110,000	20,000		400,000	300,000		40,000	817
Number Of Loan Tranches					4								2	2
Loan Amount Per Tranche					60,000
Balance of undrawn amount															30,000
Interest Rate			LIBOR + range from 115 basis points to 175 basis points		LIBOR + 2.25%	LIBOR + 1.9%	LIBOR + 1.75%	LIBOR + 1.75%	LIBOR + 2.75%	LIBOR + 2.75%	LIBOR + 3.25%	LIBOR + 2.75%	LIBOR + 2.25%	First tranche: LIBOR + 2.85%, Second tranche: LIBOR + 3.60%	LIBOR + 2.75%	FIXED 6.00%	FIXED 8.125%	FIXED 8.875%	FIXED 9.5%	FIXED 9.25%	LIBOR + 3.00%	FIXED 6%
Maturity date			Oct. 31, 2014													Jul. 01, 2012	Feb. 15, 2019	Nov. 01, 2017	Dec. 15, 2014	Apr. 15, 2019		Aug. 10, 2021
Vessels Mortgaged Number																		17
Loss on bond extinguishment		21,199																	21,199
Ship Mortgage Notes add on amount																		88,000
Ship Mortgage Notes Add On Issuance Date																		Jul. 01, 2012
Accelerated Amortization Unamortized Deferred Finance Costs																			5,573
Cash Payment Transaction Fees																			15,626
Repayment/Redemption terms			one quarterly installment of $529 and seven quarterly installments of $1,129 with a final balloon payment of $33,227 on the last payment date	one quarterly installment of $846 and seven quarterly installments of $224 with a final balloon payment of $2,014 on the last payment date	the third tranche of the facility is repayable in one quarterly installment of $257 and 25 quarterly installments of $882, with a final balloon payment of $13,815 on the last payment date; and the fourth tranche of the facility is repayable in one quarterly installment of $210 and 31 quarterly installments of $835, with a final balloon payment of $9,489 on the last payment date		one installment of $5,139, followed by three semi-annual installments of $1,716 and ten semi-annual installments of $1,144 with a final balloon payment of $8,581 on the last payment date	16 semi-annual installments of $1,375 with a final payment of $10,000 on the last repayment date	one installment of $5,382 and 16 semi-annual equal installments of $1,206 with a final balloon payment of $8,022 on the last payment date	19 semi-annual equal installments of $681, with a final balloon payment of $7,264 on the last payment date	19 semi-annual equal installments of $700 after the drawdown date, with a final balloon payment of $7,450 on the last payment date	17 equal quarterly installments of $552, with a final balloon payment of $21,010 on the last payment date		The first tranche is repayable in 29 quarterly installments of $362, with a final balloon payment of $14,400 on the last repayment date and the second tranche is repayable in 30 quarterly installments of $269, with a final balloon payment of $6,357 on the last repayment date			The 2019 Co-Issuers have the option to redeem the notes in whole or in part, at any time (i) before February 15, 2015, at a redemption price equal to 100% of the principal amount, plus a make-whole premium, plus accrued and unpaid interest, if any, and (ii) on or after February 15, 2015, at a fixed price of 104.063% of the principal amount, which price declines ratably until it reaches par in 2017, plus accrued and unpaid interest, if any. At any time before February 15, 2014, the 2019 Co-Issuers may redeem up to 35% of the aggregate principal amount of the notes with the net proceeds of an equity offering at 108.125% of the principal amount of the notes, plus accrued and unpaid interest, if any, so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the notes will have the right to require the 2019 Co-Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.	the Mortgage Notes Co-Issuers have the option to redeem the ship mortgage notes in whole or in part, at any time (1) before November 1, 2013, at a redemption price equal to 100% of the principal amount plus a make whole price which is based on a formula calculated using a discount rate of treasury bonds plus 50 basis points, and (2) on or after November 1, 2013, at a fixed price of 104.438%, which price declines ratably until it reaches par in 2015.Furthermore, upon occurrence of certain change of control events, the holders of the ship mortgage notes may require the Mortgage Notes Co-Issuers to repurchase some or all of the notes at 101% of their face amount.		The Logistics Co-Issuers have the option to redeem the notes in whole or in part, at their option, at any time (i) before April 15, 2014, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to the redemption date and (ii) on or after April 15, 2014, at a fixed price of 106.938%, which price declines ratably until it reaches par in 2017. At any time before April 15, 2014, the Logistics Co-Issuers may redeem up to 35% of the aggregate principal amount of the Logistics Senior Notes with the net proceeds of an equity offering at 109.25% of the principal amount of the notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the Logistics Senior Notes will have the right to require the Logistics Co- Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.	Repayable 12 months after drawndown with extension options	equal monthly installments of $6 each
Exchange Offer Completion Date																		Oct. 04, 2012
Facility First Amendment Date							Jul. 01, 2009								Sep. 07, 2010
Facility Tranche Amount Cancelled Upon First Amendment													66,500
Borrowing Limit After First Amendment							130,000								30,000
Navios Astra Amount Drawn															18,850
Navios Astra Drawndown Date															May 10, 2011
Date Of Loan Full Repayment						Jul. 09, 2012							Jul. 10, 2012		Apr. 20, 2012	Jul. 24, 2012
Date of repayment of loan associated to Navios Buena Ventura						Jun. 15, 2012
Covenant description				Event of default if Chairman and CEO beneficially owns less than 20% of the issued stock
Date of cancellation of two tranches					Oct. 01, 2010
Amount Repaid First Tranche					53,600
Amount Repaid Second Tranche					54,500
First Tranche Borrowing Capacity														26,000
Second Tranche Borrowing Capacity														16,000
Amount Drawn Second Tranche														$ 14,950